EARNINGS PER SHARE (EPS) (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2022 USD ($) category $ / shares shares	Dec. 31, 2021 USD ($) category $ / shares shares	Dec. 31, 2022 USD ($) category $ / shares shares	Dec. 31, 2021 USD ($) category $ / shares shares
Numerator
(Loss) profit for the period (basic EPS) | $	$ (8,156,746)	$ 3,427,093	$ (7,658,449)	$ 4,301,230
(Loss) profit for the period (diluted EPS) | $	$ (8,156,746)	$ 3,427,093	$ (7,658,449)	$ 4,301,230
Denominator
Weighted average number of shares (basic EPS) | shares	61,657,343	41,104,331	61,657,343	41,104,331
Weighted average number of shares (diluted EPS) | shares	61,657,343	42,403,196	61,657,343	42,403,196
Basic (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ (0.1323)	$ 0.0834	$ (0.1242)	$ 0.1046
Diluted (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ (0.1323)	$ 0.0808	$ (0.1242)	$ 0.1014
Number of categories of dilutive potential shares | category	2	2	2	2